Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-11-30	Nov. 30, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2024
Aggregate Erroneous Compensation Not Yet Determined

Management’s Report on Internal Control Over Financial Reporting. Management of the Registrant, under the supervision of the Registrant’s Chief Executive Officer and Chief Financial Officer, is responsible for establishing and maintaining an adequate system of “internal control over financial reporting” as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act. Internal control over financial reporting is designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with IFRS Accounting Standards. Management, including the Chief Executive Officer and the Chief Financial Officer, has evaluated the effectiveness of the Registrant’s internal control over financial reporting in accordance with Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on this assessment, management, including the Chief Executive Officer and the Chief Financial Officer, concluded that the Registrant’s internal control over financial reporting was not effective as of December 31, 2023, as a result of a material weakness identified in the Registrant’s internal control over financial reporting, which is further described below.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. In conjunction with the preparation of the Registrant’s financial statements for the year ended December 31, 2023, and specifically, in connection with the accounting for private placement warrants that were issued in the fourth quarter of 2023, management identified an error in its accounting for previously issued warrants that were issued in connection with certain private placement financings in 2021. The warrants issued in 2021 should have been classified as a financial liability and accounted for at fair value through profit and loss, and not as equity instruments. The restatement to correct the classification and subsequent accounting for those warrants impacted the consolidated financial statements of the company for the year ended December 31, 2022, which has been reflected in the restated comparative periods presented in the Restated Financial Statements. In addition, in November 2024, management has identified a material error in the statement of cash flows, resulting in a change to correct the classification of proceeds from the sales of digital assets from cash flows from operations to cash flows from investing activities, as described in the Explanatory Note above. The accounting for the 2023 exercises of warrants issued in connection with a private placement financing in 2023 is also corrected, resulting in an increase in the share capital and net financial expenses. These errors are corrected in the Restated Financial Statements. Management has determined that the control over accounting for complex transactions did not operate effectively in these instances, which constitutes a material weakness, and management is in the process of implementing remediation measures to address the material weakness.

The Registrant’s remediation efforts to date comprise expanding the finance team to include more Chartered Professional Accountants with technical expertise and experience in evaluating more complex areas of IFRS, involving the Company's legal counsel on evaluating complex agreements that involve financial instruments and engaging with external third-party consultants to assist with assessing the accounting for complex financial instruments and review of financial statements. Management’s efforts are ongoing and its remediation plan is expected to be completed during 2024. If these remedial measures are insufficient to address the material weakness described above, or are not implemented timely, or additional deficiencies arise in the future, material misstatements in the Registrant’s interim or annual financial statements may occur in the future and could have the effects described in the “Risk Factors” section of the Restated MD&A
Restatement does not require Recovery

Recovery of Erroneously Awarded Compensation.

The Registrant has adopted a compensation recovery policy (the “Executive Compensation Clawback Policy”) as required by the Nasdaq listing rules and Rule 10D-1 of the Exchange Act. A copy of the Executive Compensation Clawback Policy was filed as Exhibit 97.1 to the Original Filing. As described above, the Registrant was required to prepare an accounting restatement of its consolidated financial statements as at and for the years ended December 31, 2023 and 2022 which has been reflected in the Restated Financial Statements that are filed as Exhibit 99.2 to this Amendment No. 1. The Registrant concluded that it was not required under the Executive Compensation Clawback Policy to recover any previously awarded incentive-based compensation because the current and former executive officers who are subject to the Executive Compensation Clawback Policy have never received incentive-based compensation based on any financial reporting measure that was impacted by the referenced restatement.